UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06471

Invesco Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2020

Invesco Trust for Investment Grade Municipals

NYSE: VGM

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Important Policy Change Notice

7	Dividend Reinvestment Plan

8	Schedule of Investments

26	Financial Statements

30	Financial Highlights

31	Notes to Financial Statements

36	Approval of Investment Advisory and Sub-Advisory Contracts

38	Proxy Results

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Trust electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 800 341 2929 to let the Trust know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Trust.

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our Trusts, including performance and holdings.

    In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you with information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2                         Invesco Trust for Investment Grade Municipals

Trust Performance

Performance summary Cumulative total returns, 2/29/20 to 8/31/20
Trust at NAV	–1.78%
Trust at Market Value	0.44
S&P Municipal Bond Index▼ (Broad Market Index)	0.29
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	0.18
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎
(Peer Group Index)	–2.68
Market Price Discount to NAV as of 8/31/20	–7.98
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

    The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the per- formance of investment-grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured lever- aged municipal debt funds tracked by Lipper.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2020, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3                         Invesco Trust for Investment Grade Municipals

Changes to the Trust’s Governing Documents

On August 13, 2020, the Trust’s Board of Trustees (the “Board”) approved changes to the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) and the Trust’s Amended and Restated Bylaws (the “Bylaws”). The following is a summary of certain of these changes.

Declaration of Trust

The Trust’s Declaration of Trust was amended to provide as follows:

∎

A Majority Trustee Vote is required on all Board actions, including amendments to the Declaration of Trust. “Majority Trustee Vote” means (a) with respect to a vote of the Board, a vote of the majority of the Trustees then in office, and a separate vote of a majority of the Continuing Trustees; and (b) with respect to a vote of a committee or sub-committee of the Board, a vote of the majority of the members of such committee or sub-committee, and a separate vote of a majority of the Continuing Trustees that are members of such committee or sub-committee. “Continuing Trustee” means a Trustee who either (a) has been a member of the Board for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (b) was nominated to serve as a member of the Board by a majority of the Continuing Trustees then members of the Board.

∎

Any Trustee may only be removed for cause, including but not limited to (i) willful misconduct, dishonesty, or fraud on the part of the Trustee in the conduct of his or her office; (ii) failing to meet, on a continuous basis, the Trustee Qualifications (as defined below); or (iii) being indicted for, pleading guilty to or being convicted of a felony, in each case only by a written instrument signed by at least 75% of the number of Trustees prior to such removal (not including the Trustee(s) for which removal is being sought), specifying the date when such removal shall become effective.

∎

In the event of a vacancy on the Board, the size of the Board is automatically reduced by the number of vacancies (but not to less than two) until the Board maintains or increases the size of the Board.

∎	The following Trustee Qualifications are imposed on all nominees and current Trustees, whether or not nominated by a third party:

(a) An individual who is an Affiliated Person of any:

(1) Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

(2) Pooled Vehicle (as defined below) (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser); or

(3) Entity Controlling, Controlled by, or under common Control with, any Investment Adviser (other than the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser) or Pooled Vehicle (other than a Pooled Vehicle advised or managed by the Trust’s Investment Adviser or any Investment Adviser affiliated with the Trust’s Investment Adviser);

shall be disqualified from being nominated or serving as a Trustee, if the Board determines by Majority Trustee Vote (excluding the vote of any Trustee subject to such vote) that such relationship is reasonably likely to:

(1) Present undue conflicts of interest between (i) the Trust and its Shareholders, and (ii) such other Investment Adviser or Pooled Vehicle;

(2) Impede the ability of the individual to discharge the duties of a Trustee; and/or

(3) Impede the free flow of information (including proprietary, non-public or confidential information) between the Trust’s Investment Adviser and the Board.

(b) An individual who:

(1) Is a 12(d) Control Person (as defined below);

(2) Is an Affiliated Person of a 12(d) Holder (as defined below) or 12(d) Control Person; or

(3) Has accepted directly or indirectly any consulting, advisory, or other compensatory fee from any 12(d) Holder or 12(d) Control Person;

shall be disqualified from being nominated or serving as a Trustee.

(c) An individual who serves as a trustee or director of 5 or more issuers (including the Trust) having securities registered under the Securities Exchange Act of 1934 (the “Exchange Act”) (for these purposes, investment companies or individual series thereof having the same Investment Adviser as the Trust or any Investment Adviser affiliated with the Trust’s Investment Adviser shall be counted as a single issuer) shall be disqualified from being nominated or serving as a Trustee.

(d) An individual who has been subject to any censure, order, consent decree or adverse final action of any federal, state, or foreign governmental or regulatory authority barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business, been the subject of any investigation or proceeding that could reasonably be expected to result in an individual nominated or serving as a Trustee failing to satisfy the requirements of this paragraph, or is or has been engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result in, the Securities and Exchange Commission (“SEC”) censuring, placing limitations on the activities, functions, or operation of, suspending, or revoking the registration of any Investment Adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940 shall be disqualified from being nominated or serving as a Trustee.

(e) An individual who is or has been the subject of any of the ineligibility provisions contained in Section 9(b) of the Investment Company Act of 1940 (the “1940 Act”) that would permit, or could reasonably have been expected or would reasonably be expected to permit the

4                          Invesco Trust for Investment Grade Municipals

SEC by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from servicing or acting as an employee, officer, trustee, director, member of an advisory board, Investment Adviser or depositor of, or principal underwriter for, a registered investment company or Affiliated Person of such Investment Adviser, depositor, or principal underwriter shall be disqualified from being nominated or serving as a Trustee.

For purposes of the foregoing, the following definitions apply:

“12(d) Control Person” means any person who Controls, is Controlled by, or under common Control with, a 12(d) Holder (solely for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act);

“12(d) Holder” is defined as an investment company (including, for purposes of (1) below, any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or (7) of the 1940 Act) that in the aggregate owns, directly or indirectly through any companies Controlled by the 12(d) Holder, of record or beneficially as defined in Rule 13d-3 and 13d-5 of the Securities Act of 1934:

(1) More than three percent (3%) of the outstanding voting Shares of the Trust;

(2) Securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment company or of any company or companies Controlled by such investment company;

(3) Securities issued by the Trust and by all other investment companies having an aggregate value in excess of ten percent (10%) of the total assets of the investment company making such investment or any company or companies Controlled by the investment company making such investment;

(4) Together with other investment companies having the same Investment Adviser and companies Controlled by such investment companies, more than ten percent (10%) of the total outstanding Shares of the Trust; or

(5) For an investment company operating as a “fund of funds” pursuant to Section 12(d)(1)(F) of the 1940 Act, together with all Affiliated Persons of such investment company, more than three percent (3%) of the outstanding voting Shares of the Trust (solely for purposes of determining an “Affiliated Person” for purposes of this definition, an Investment Adviser shall be deemed to Control any investment company that it advises, including any collective investment vehicle that would be an investment company but for the exception provided by Section 3(c)(1) or 3(c)(7) of the 1940 Act).

“Pooled Vehicle” means (i) any issuer meeting the definition of an “investment company” in Section 3(a) of the 1940 Act, or (ii) any person that would meet the definition of an investment company but for the exceptions in Section 3(c) of the 1940 Act.

Bylaws

The Trust’s Bylaws were amended to provide as follows:

∎

At all meetings of the Board, one-half (50%) of the Trustees then in office, including one-half (50%) of the Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. At all meetings of any committee or subcommittee, one-half (50%) of the committee members or sub-committee members, including one-half (50%) of the committee members or sub-committee members who are Continuing Trustees (but in no event fewer than two Trustees), shall constitute a quorum for the transaction of business. Business transacted at any meeting of Shareholders shall be limited to (a) the purpose stated in the notice, (b) the adjournment of such meeting in accordance with the relevant provisions of the Bylaws, and (c) solely with respect to annual meetings, such other matters as are permitted to be presented at the meeting in accordance with the relevant provisions of the Bylaws.

∎

A majority of the outstanding Shares entitled to vote at a Shareholders’ meeting, which are present in person or represented by proxy, shall constitute a quorum at the Shareholders’ meeting, except when a larger quorum is required by applicable law or the requirements of any securities exchange on which Shares are listed for trading, in which case such quorum shall comply with such requirements. Quorum shall be determined with respect to the meeting as a whole regardless of whether particular matters have achieved the requisite vote for approval, but the presence or absence of a quorum shall not prevent any adjournment at the meeting pursuant to the relevant provisions of the Bylaws.

∎

When a quorum is present at any meeting, the vote of the shares as set forth in the Declaration of Trust shall decide any question brought before such meeting, unless a different vote is required by the express provision of applicable law, the Declaration of Trust, the Bylaws or other governing instrument of the Trust, in which case such express provision shall govern and control the decision of such question. Notwithstanding the foregoing, and whether or not a quorum is present, the vote of the holders of one-third (1/3) of the shares cast, or the chair of the meeting in his or her discretion, shall have the power to adjourn a meeting of the Shareholders with regard to a particular proposal scheduled to be voted on at such meeting or to adjourn such meeting entirely.

∎

The matters to be considered and brought before any annual meeting of Shareholders of the Trust shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in the Bylaws. For any matter to be properly brought before any annual meeting of Shareholders, the matter must be (among other requirements specified in the Bylaws), brought before the annual meeting in the manner specified in the Bylaws by a Record Owner at the time of the giving of notice, on the record date for such meeting and at the time of the meeting, or a Shareholder (a “Nominee Holder”) that holds voting securities entitled to vote at meetings of Shareholders through a nominee or “street name” holder of record and can demonstrate to the Trust such indirect ownership and such Nominee Holder’s entitlement to vote such securities, and is a Nominee Holder at the time of the giving of notice provided for in the Bylaws, on the record date for such meeting and at the time of the meeting, with proof of such ownership or holding reasonably satisfactory to the Trust to be provided by such Record Owner or Nominee Holder at each such aforementioned time.

5                         Invesco Trust for Investment Grade Municipals

∎

Any Shareholder desiring to nominate any person(s) for election as a Trustee shall deliver, as part of such Shareholder Notice, a statement in writing with respect to the person(s) to be nominated, together with any persons to be designated as a proposed substitute nominee in the event that a proposed nominee is unwilling or unable to serve, including by reason of any disqualification (a “Proposed Nominee”) setting forth all information required by the Bylaws, including each Proposed Nominee’s written representation that he or she agrees to complete, execute, and return to the Trust within 5 business days of receipt the Trust’s form of trustee questionnaire and any supplemental information reasonably requested by the Trust.

∎

Any Shareholder who gives a Shareholder Notice of any matter proposed to be brought before an annual meeting or to elect Proposed Nominees shall deliver, as part of such Shareholder Notice, all statements and representations required by the Bylaws, including: 1) a statement in writing with respect to the Shareholder and the beneficial owner, if any, on whose behalf the proposal is being made setting forth, among other requirements, the number and class of all Shares which the Shareholder has the right to acquire pursuant to any agreement or upon exercise of conversion rights or warrants, or otherwise (including any derivative or short positions, profit interests, options or similar rights, and borrowed or loaned shares); and 2) an agreement to return to the Trust within 5 business days of receipt such other information as the Board may reasonably request.

∎

To be considered a qualified representative of the Shareholder, a Person must be a duly authorized officer, manager or partner of such Shareholder, as evidenced by an incumbency certificate executed by the corporate secretary (or other duly authorized officer) of the Shareholder, or must be authorized by a writing executed by such Shareholder delivered by such Shareholder to act for such Shareholder as proxy at the meeting of Shareholders, and such Person must deliver a copy of such incumbency certificate or writing to the secretary of the meeting.

∎

Only such matters shall be conducted at a special meeting of Shareholders as shall have been brought before the meeting pursuant to the Trust’s notice of meeting. Nominations of individuals for election to the Board may be made at a special meeting of Shareholders at which Trustees are to be elected: 1) pursuant to the Trust’s notice of meeting; 2) by or at the direction of the Board; or 3) provided that the Board has determined that Trustees shall be elected at such special meeting, and such special meeting shall meet all of the requirements with respect to annual meetings as if such special meeting were an annual meeting.

∎

Provisions in the Bylaws regarding advance notice of Shareholder Nominees for Trustee and other Shareholder proposals shall not apply to Shareholder proposals made pursuant to Rule 14a-8 under the Exchange Act. Notwithstanding the forgoing, no Shareholder proposal may be brought before an annual meeting, whether submitted pursuant to the applicable provisions of the Bylaws or Rule 14a-8 under the Exchange Act, unless Shareholders have power to vote on the Shareholder proposal, or the subject matter of the Shareholder proposal, pursuant to the Declaration of Trust, irrespective of whether such Shareholder proposal is submitted as a precatory recommendation to the Board.

∎	No person shall be eligible for election as a Trustee of the Trust unless nominated in accordance with the procedures set forth in the Bylaws.

The Trust’s Declaration of Trust and Bylaws contain other provisions, including all requirements for the conduct of shareholder meetings, and are available in their entirety upon request to the Trust’s Secretary, c/o Invesco Advisers, Inc., 1555 Peachtree Street NE, Atlanta, GA 30309.

6                          Invesco Trust for Investment Grade Municipals

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

•	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

•	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

•	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

•	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

7                         Invesco Trust for Investment Grade Municipals

Schedule of Investments

August 31, 2020

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-166.02%(a)
Alabama-2.97%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$5,722,226
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	249,287
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	4,995	6,001,942
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,260	1,520,329
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(e)	5.50%	01/01/2043	2,525	1,634,685
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,635	2,307,884
Series 2016 A, RB(d)	5.00%	09/01/2046	2,700	3,811,185
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	835	929,489
				22,177,027

Alaska-0.66%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	4,755	4,929,889

Arizona-4.20%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,483,708
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,123	1,172,658
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	952,710
Series 2019 A, RB	5.00%	01/01/2038	1,000	941,320
Series 2019 B, RB	5.13%	01/01/2054	85	71,763
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(f)	5.25%	07/01/2052	1,250	1,281,063
City of Phoenix Civic Improvement Corp; Series 2020, RB(d)	5.00%	07/01/2049	3,070	3,678,075
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	2,040	2,662,078
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,195,124
Series 2017, Ref. RB	5.00%	11/15/2045	905	937,019
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	2,040,220
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	230	244,389
Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,195	1,198,525
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	510	575,295
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,295,301
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(h)	5.00%	07/01/2042	1,585	1,863,484
Series 2017 A, RB(h)	5.00%	07/01/2047	2,535	2,960,424
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	365	366,978
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,215	1,232,727
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	815	1,115,841
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,137,850
				31,406,552

Arkansas-0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	604,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-16.17%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(d)	5.00%	04/01/2056	$2,550	$2,985,107
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,528,592
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	1,250	1,150,013
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2040	300	352,839
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,181
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,700	304,334
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	11,260	857,449
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	4,080,858
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	2,978,827
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	2,055,054
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,849,300
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	855	960,105
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	505	557,899
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	1,280	1,500,301
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(h)	5.00%	12/31/2038	1,515	1,762,612
Series 2018 A, RB(h)	5.00%	12/31/2043	2,055	2,361,359
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	1,700	1,701,190
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	255	265,289
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(h)	5.00%	07/01/2027	1,355	1,434,213
Series 2012, RB(f)(h)	5.00%	07/01/2030	1,650	1,740,024
Series 2012, RB(f)(h)	5.00%	07/01/2037	3,610	3,767,071
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	941,150
Series 2016 A, RB(f)	5.00%	12/01/2041	1,380	1,506,753
Series 2016 A, RB(f)	5.25%	12/01/2056	1,025	1,103,751
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	2,110	2,661,828
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs.(d)	7.15%	05/15/2044	2,045	2,532,467
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	540	540,718
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(b)(i)	0.00%	01/01/2023	10,750	10,652,820
Series 2015, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2034	4,225	2,980,949
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,400	1,557,682
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,820,300
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,165	1,197,876
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,315	3,688,096
Series 2009 B, RB	6.13%	11/01/2029	995	1,268,426
Series 2009 B, RB	7.00%	11/01/2034	595	925,885
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,055	2,216,934
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	630	681,843
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	3,415	3,420,532
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,460	2,589,863
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(b)(c)(d)	5.00%	08/01/2021	6,210	6,486,097
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB(h)	5.00%	05/01/2025	1,165	1,199,379
Series 2011 F, Ref. RB(h)	5.00%	05/01/2026	2,335	2,402,482
Series 2016 B, RB(h)	5.00%	05/01/2041	5,000	5,807,400
Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,195	1,484,764
Series 2019 A, Ref. RB(h)	5.00%	05/01/2039	2,400	2,951,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	$ 5,070	$5,357,063
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	685	750,609
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	3,560	1,114,031
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(d)	5.25%	07/01/2029	1,440	1,499,573
State of California; Series 2020-XX1123, Ctfs.(d)(k)	4.00%	03/01/2046	3,070	3,642,647
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	2,460	2,842,432
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,385	2,802,232
				120,939,175

Colorado–3.96%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	1,260	1,509,543
Colorado (State of) Board of Governors; Series 2012 A, RB(b)(c)(d)	5.00%	03/01/2022	5,650	6,057,026
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,195	1,436,067
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,879,660
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB(b)(c)	5.63%	06/01/2023	500	573,380
Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	600	777,990
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	630,664
Series 2007 A, RB	5.30%	07/01/2037	345	291,115
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	1,024,522
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,100	2,104,977
Series 2010, RB	6.00%	01/15/2034	1,700	1,703,349
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	518,070
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(k)	5.00%	08/01/2044	1,275	1,537,548
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,750	1,875,143
Series 2018 A, Ref. RB(d)(h)	5.25%	12/01/2048	1,795	2,176,348
Series 2018 A-2, RB(i)	0.00%	08/01/2034	1,730	1,158,806
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	744,011
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	738,547
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	865	1,379,182
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	899,876
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	600	617,472
				29,633,296

Connecticut–0.25%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(h)	5.50%	04/01/2021	1,800	1,847,178
District of Columbia–3.02%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2035	7,050	8,170,104
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,245	2,067,398
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	3,080	3,531,744
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,720	6,975,360
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,873,539
				22,618,145

Florida–8.08%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	515	580,081
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	971,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	$2,380	$2,743,355
Series 2015 A, RB(h)	5.00%	10/01/2045	1,440	1,631,016
Series 2017, RB(d)(h)(k)	5.00%	10/01/2047	2,645	3,073,384
Series 2019 B, RB(h)	4.00%	09/01/2044	850	915,178
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	6.00%	07/01/2045	255	245,743
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(k)	5.00%	07/01/2049	2,430	3,022,385
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $ 2,198,211)(e)(f)	7.75%	05/15/2035	1,340	1,005,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,450	1,658,655
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,080	3,481,878
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	2,475	2,558,729
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,607,612
Gramercy Farms Community Development District; Series 2011, Ref. RB(j)(l)	6.75%	05/01/2039	1,685	808,800
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	2,250	2,524,185
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,120	2,524,051
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	215	224,239
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,044,283
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	1,000	1,096,310
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,180	1,277,008
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,318,252
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,945	4,602,553
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,262,027
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	255	255,880
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(c)(h)(m)	0.88%	11/01/2021	600	600,186
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	595	597,564
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	3,465	4,038,423
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2044	1,000	431,870
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	460	145,641
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	455	138,502
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	390	114,114
Overoaks Community Development District; Series 2010 A-2, RB	6.13%	05/01/2035	160	161,965
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	3,860	4,052,498
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	1,036,106
Reunion East Community Development District;
Series 2005, RB(e)(l)	5.80%	05/01/2036	348	3
Series 2015-2, RB	6.60%	05/01/2036	315	316,049
Sterling Hill Community Development District; Series 2003 A, RB(l)(n)	6.20%	05/01/2035	1,149	724,003
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,097,560
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,525,700
				60,412,608

Georgia-3.50%
Atlanta (City of), GA; Series 2015, Ref. RB(d)	5.00%	11/01/2040	12,580	14,804,144
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	3,278,212
Brookhaven Development Authority;
Series 2020, RB(d)(k)	4.00%	07/01/2044	1,150	1,307,826
Series 2020, RB(d)(k)	4.00%	07/01/2049	1,710	1,932,710
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC(b)(c)	6.00%	09/01/2020	2,500	2,500,000
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,185,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	$ 1,000	$1,145,600
				26,153,562

Hawaii–1.22%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	3,075	3,094,096
Series 2015 A, RB(h)	5.00%	07/01/2045	1,740	1,969,767
Series 2018 A, RB(h)	5.00%	07/01/2043	1,565	1,855,683
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB	5.50%	07/01/2043	2,000	2,187,880
				9,107,426

Idaho–0.31%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	885	809,695
Regents of the University of Idaho; Series 2011, Ref. RB(c)	5.25%	04/01/2021	1,470	1,506,368
				2,316,063

Illinois–18.29%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,080	1,080,864
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,171,546
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	472,036
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	379,029
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,910	3,103,951
Chicago (City of), IL;
Series 2011, COP	7.13%	05/01/2021	521	521,166
Series 2012 A, GO Bonds	5.00%	01/01/2033	855	879,222
Series 2012 A, GO Bonds (INS - BAM)(g)	5.00%	01/01/2033	2,025	2,112,905
Series 2012, RB	5.00%	01/01/2042	2,745	2,856,420
Series 2014, RB	5.00%	11/01/2044	895	987,275
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/01/2032	1,200	1,319,592
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,814,264
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,395,172
Series 2017-2, Ref. RB (INS - AGM)(g)	5.00%	11/01/2038	1,500	1,752,525
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2032	2,770	3,017,250
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,275	1,388,398
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	865	976,689
Series 2015 D, RB	5.00%	01/01/2046	605	692,616
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,984,467
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,630,837
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	655	712,548
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	735	899,405
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	849,480
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,088,366
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,077,918
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(k)	5.25%	12/01/2021	5,760	6,007,277
Series 2014, RB	5.00%	12/01/2044	3,835	4,267,320
Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2035	1,000	1,114,590
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2039	1,320	1,449,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(g)	5.50%	07/01/2038	$2,525	$2,732,151
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,383,382
Series 2014, GO Bonds	5.00%	05/01/2035	370	391,412
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,214,216
Series 2016, GO Bonds	5.00%	11/01/2036	930	1,012,510
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	302,535
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,958,864
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	92,823
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,483,351
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	937,474
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,429,646
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,197,804
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	639,156
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,999,777
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB(b)(c)	5.00%	03/01/2022	1,000	1,071,246
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,643,460
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	370	370,133
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	615	659,809
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	63,430
Series 2019 A, Ref. RB	5.00%	11/01/2049	565	589,442
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(f)	4.75%	08/01/2030	850	873,664
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,760,917
Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(o)(p)	0.02%	11/15/2037	5,000	5,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB(e)	2.00%	05/15/2055	366	3,660
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,510
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,400,736
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)(c)(d)	5.50%	02/15/2021	3,565	3,648,991
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.25%	02/15/2037	200	193,158
Series 2017, Ref. RB	5.25%	02/15/2047	470	431,089
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	3,720	4,059,822
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(g)(i)	0.00%	12/15/2029	2,800	2,232,748
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	1,800	1,976,652
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,235	1,378,322
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,125	1,251,641
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(d)	5.00%	01/01/2038	3,875	4,198,098
Series 2015 A, RB(d)	5.00%	01/01/2040	6,480	7,569,223
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,220	4,667,970
Peoria (County of), IL; Series 2011, GO Bonds(d)	5.00%	12/15/2041	1,800	1,822,752
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	5.50%	06/01/2021	5,475	5,693,671
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,305	3,163,889
Series 2002 A, RB (INS - NATL)(g)	6.00%	07/01/2029	1,175	1,595,274
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,818,218
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,275	4,844,815
				136,760,612

Indiana–3.15%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,505	3,677,867
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2045	1,000	1,001,970
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	184,295

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2035	$500	$539,815
Series 2013 A, RB(h)	5.00%	07/01/2048	715	762,755
Series 2013, RB(h)	5.00%	07/01/2040	3,960	4,249,357
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,825	1,901,267
Series 2012 A, RB	5.00%	06/01/2039	2,680	2,774,738
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,500	1,710,945
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,260	1,480,084
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(d)	5.00%	02/01/2030	3,300	3,637,029
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,668,885
				23,589,007
Iowa–1.50%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,325	1,387,222
Series 2013, RB(f)	5.88%	12/01/2027	1,110	1,155,344
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,290	1,357,325
Series 2019, Ref. RB	3.13%	12/01/2022	495	501,277
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	910	963,071
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	285	289,201
Series 2005 C, RB	5.50%	06/01/2042	2,005	2,034,554
Series 2005 C, RB	5.63%	06/01/2046	1,395	1,415,562
Series 2005 E, RB(i)	0.00%	06/01/2046	12,920	2,130,637
				11,234,193

Kansas–0.59%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,400	1,583,344
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,470	2,797,991
				4,381,335

Kentucky–2.26%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(m)	1.48%	02/01/2025	720	705,651
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	1,140	1,213,393
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,155,738
Series 2015 A, RB	5.00%	01/01/2045	340	358,435
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,447,122
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,131,762
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	1,072,850
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,520	1,787,611
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,070,390
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(d)(g)(k)	5.00%	09/01/2044	3,920	4,874,951
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,118,830
				16,936,733

Louisiana–1.42%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2039	1,000	1,164,750
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(f)	3.90%	11/01/2044	1,000	930,240
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,165	1,272,448
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	680	773,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	$ 455	$537,651
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(c)	4.00%	06/01/2022	1,000	1,044,190
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	700	701,365
Series 2013 A, Ref. RB	5.25%	05/15/2031	885	905,576
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,680	1,768,872
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,415	1,488,877
				10,587,442

Maryland–0.59%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	400	420,840
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	909,100
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,782,794
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	781,095
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	532,499
				4,426,328

Massachusetts–2.36%
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,262,390
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	797,760
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,525	3,013,234
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,779,680
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2037	245	281,552
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(b)(c)	7.25%	01/01/2021	1,225	1,253,432
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2036	1,010	1,262,066
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,847,432
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB(b)(c)(d)	5.00%	08/01/2021	3,000	3,132,270
				17,629,816

Michigan–4.94%
Academy of Warren; Series 2020 A, Ref. RB(f)	5.50%	05/01/2050	250	251,920
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	706,575
Detroit Downtown Development Authority;
Series 2018 A, RB (INS - AGM)(d)(g)(k)	5.00%	07/01/2038	1,000	1,127,440
Series 2018 A, Ref. RB (INS - AGM)(d)(g)(k)	5.00%	07/01/2043	1,150	1,288,805
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,179,136
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,925	3,518,570
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,275	1,386,027
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,168,594
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,700	1,990,802
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,037,098
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(g)	5.00%	07/01/2030	2,785	3,201,552
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	728,730
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	1,250	1,418,775
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	738,074
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,531,026
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	174,609
Series 2020, Ref. RB	5.00%	06/01/2045	495	498,381
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,330	2,588,420
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(d)	5.00%	12/01/2046	3,980	4,724,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	$1,000	$1,260,160
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	875,145
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,365	3,381,657
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(h)	5.00%	12/01/2042	1,000	1,171,470
				36,947,027

Minnesota–0.32%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	317,186
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	513,795
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,540,535
				2,371,516

Mississippi–0.70%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,570,150
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(g)	5.00%	01/01/2048	1,380	1,652,302
				5,222,452

Missouri–1.06%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,407,294
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	1,020	1,223,592
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	524,633
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,057,420
Series 2019, Ref. RB	5.00%	02/01/2048	335	374,255
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	2,140	2,302,940
				7,890,134

Nebraska–1.77%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.00%	09/01/2032	1,500	1,614,630
Series 2012, RB(q)	5.25%	09/01/2037	1,500	1,622,010
Series 2012, RB(q)	5.00%	09/01/2042	2,750	2,960,155
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	281,753
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,205	3,069,492
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,835	2,073,458
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,649,235
				13,270,733

New Hampshire–0.36%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,835	2,707,616
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	2	1,637
				2,709,253

New Jersey–4.83%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(g)	5.75%	11/01/2028	940	1,186,383
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(g)	5.90%	03/15/2021	4,125	4,207,830
Series 2005 N-1, Ref. RB (INS - NATL)(d)(g)(k)	5.50%	09/01/2022	3,855	4,190,771
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999,
RB(h)	5.13%	09/15/2023	890	912,713
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	1.68%	03/01/2028	500	487,630
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(h)	5.13%	01/01/2034	1,250	1,378,200
Series 2013, RB(h)	5.38%	01/01/2043	1,000	1,100,380
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,135	1,297,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(g)(i)	0.00%	12/15/2037	$2,055	$1,203,387
Series 2011 A, RB(b)(c)	5.50%	06/15/2021	3,195	3,329,222
Series 2011 B, RB	5.50%	06/15/2031	1,080	1,108,469
Series 2014, RB	5.00%	06/15/2030	945	1,130,589
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,734,355
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	574,550
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,496,002
Series 2018 A, Ref. RN(d)(k)	5.00%	06/15/2029	1,625	1,890,054
Series 2018 A, Ref. RN(d)(k)	5.00%	06/15/2030	555	641,685
Series 2018 A, Ref. RN(d)(k)	5.00%	06/15/2031	1,020	1,173,235
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,211,643
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	900	979,245
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	815	857,136
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,565	2,994,330
Series 2018 A, Ref. RB	5.25%	06/01/2046	855	1,013,021
				36,098,464

New York–21.98%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	400	424,620
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,776,721
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(g)	4.00%	02/15/2047	3,380	3,704,886
Metropolitan Transportation Authority;
Series 2010 D, RB(b)(c)	5.25%	11/15/2020	7,500	7,578,300
Series 2016 A, Ref. RB	5.25%	11/15/2032	640	769,024
Series 2019 A, RB (INS - AGM)(d)	4.00%	11/15/2046	2,715	2,986,229
Series 2020 A-2, RB	4.00%	02/01/2022	1,190	1,211,372
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C1, RB	5.00%	11/15/2023	615	655,049
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	562,227
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	400	447,376
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,536,526
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(d)(h)(k)	5.00%	09/15/2028	3,360	4,241,933
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS -NATL)(g)(h)	5.75%	12/01/2022	1,900	1,925,517
Series 1997 6, RB (INS -NATL)(g)(h)	5.75%	12/01/2025	3,000	3,040,320
Series 2010 8, RB	6.00%	12/01/2036	3,000	3,036,690
Series 2010, RB	5.50%	12/01/2031	680	688,296
New York (City of) Water & Sewer System; Series 2020 GG-1, RB(d)	5.00%	06/15/2048	4,450	5,700,361
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,735,420
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,589,773
Subseries 2013, RB(d)	5.00%	11/01/2038	10,155	11,413,814
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	2,850	3,343,335
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,807,551
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS -AGC)(g)	5.00%	10/01/2024	225	225,835
Series 2018 E, RB(d)	5.00%	03/15/2045	5,850	7,204,977
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	719,368
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	829,976
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(d)	5.00%	03/15/2030	3,390	3,474,547
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	2,900	3,241,939
Series 2014 C, RB(d)	5.00%	03/15/2040	5,655	6,417,746
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,599,883
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS -NATL)(g)	5.75%	07/01/2027	1,000	1,203,390
New York (State of) Thruway Authority; Series 2011 A-1, RB(d)	5.00%	04/01/2029	5,670	5,814,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	$2,910	$3,328,778
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2039	2,045	2,408,253
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864,
Ctfs.(d)	4.00%	11/01/2045	3,410	3,915,874
New York City Water & Sewer System; Series 2012 FF, RB(d)	5.00%	06/15/2045	9,285	9,990,660
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	6,730	7,142,616
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,740	4,421,091
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	5,505	6,284,728
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(g)(k)	4.00%	01/01/2050	2,670	3,072,369
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International
Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2021	2,725	2,735,982
Series 2020, Ref. RB(h)	5.25%	08/01/2031	670	694,200
Series 2020, Ref. RB(h)	5.38%	08/01/2036	965	1,001,052
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,725	1,731,797
Series 2016, Ref. RB(h)	5.00%	08/01/2031	680	679,402
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	245	269,899
Series 2018, RB(h)	5.00%	01/01/2033	2,145	2,339,080
Series 2018, RB(h)	5.00%	01/01/2034	2,070	2,228,893
Series 2018, RB(h)	4.00%	01/01/2036	1,535	1,552,990
Series 2018, RB(h)	5.00%	01/01/2036	645	696,652
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,310	3,549,511
Series 2016 A, RB(h)	5.25%	01/01/2050	1,810	1,957,352
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,791,685
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	320	326,326
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,374,730
				164,400,939

North Carolina–2.62%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	640	727,290
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref.
VRD RB(o)	0.02%	01/15/2037	745	745,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	3,180	3,375,729
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	9,800	12,103,882
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,685	2,678,442
				19,630,343

North Dakota–0.61%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,210	2,435,906
Series 2017 C, RB	5.00%	06/01/2048	1,970	2,158,056
				4,593,962

Ohio–7.83%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016,
Ref. RB	5.25%	11/15/2046	2,695	3,156,950
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,231,180
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	3,822,846
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,730,513
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	633,541
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	557,698
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,240	3,584,120
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	11,190	12,309,000
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	3,660	531,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	$1,150	$1,204,740
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	850	876,682
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	2,005,658
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	3,685	3,896,445
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,530	1,671,387
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,615,546
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	2,990,585
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	1,200	1,253,520
Lucas (County of), OH (ProMedica Healthcare System); Series 2011 A, RB(b)(c)	6.50%	11/15/2021	3,500	3,761,660
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	1,960,481
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(f)	6.00%	04/01/2038	1,440	870,307
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,037,470
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	825	941,201
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(h)	2.60%	10/01/2029	1,000	1,031,490
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(h)	4.25%	01/15/2038	600	638,208
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/2035	2,005	2,012,840
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,705	2,209,680
				58,535,619

Oklahoma–1.95%
Edmond Public Works Authority;
Series 2017, RB(d)	5.00%	07/01/2042	2,780	3,378,451
Series 2017, RB(d)	5.00%	07/01/2047	3,265	3,927,142
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	4,265	4,997,812
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources,
Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,990	796,000
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,285	1,458,077
				14,557,482

Oregon–0.65%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	543,211
University of Oregon; Series 2020, RB(d)(k)	5.00%	04/01/2050	3,410	4,319,481
				4,862,692

Pennsylvania–3.49%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB(b)(c)	5.50%	03/01/2021	1,500	1,539,570
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,184,900
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	948,169
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,069,290
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(i)	0.00%	10/01/2036	700	378,658
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	799,650
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(j)	4.75%	12/01/2037	1,010	1,111,111
Series 2018 A-2, RB	5.00%	12/01/2048	1,220	1,471,698
Series 2018 B, RB	5.25%	12/01/2048	1,200	1,470,036
Pennsylvania (Commonwealth of) Turnpike Commission; Subseries 2010 B-2, RB(b)(c)	5.75%	12/01/2020	3,450	3,497,585
Pennsylvania (Commonwealth of) Turnpike Commission; Subseries 2010 B-2, RB(b)(c)	6.00%	12/01/2020	2,100	2,130,264
Subseries 2014 A-2, RB(j)	5.13%	12/01/2039	1,000	1,038,320
Subseries 2017 B-1, RB	5.25%	06/01/2047	2,400	2,825,784
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,125	1,360,721
Series 2017 B, Ref. RB(h)	5.00%	07/01/2047	2,985	3,433,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	$735	$867,888
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	998,452
				26,125,145

Puerto Rico–4.39%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,525	3,546,714
Series 2002, RB	5.63%	05/15/2043	1,520	1,527,722
Series 2005 A, RB(i)	0.00%	05/15/2050	6,050	905,383
Series 2005 B, RB(i)	0.00%	05/15/2055	2,600	219,674
Series 2008 A, RB(i)	0.00%	05/15/2057	15,290	980,853
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	405	415,530
Series 2004 A, GO Bonds (INS - NATL)(g)	5.25%	07/01/2021	500	502,520
Series 2012 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	07/01/2035	470	490,337
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,535	1,559,944
Series 2012 A, RB	5.00%	07/01/2033	180	185,175
Series 2012 A, RB	5.13%	07/01/2037	1,620	1,666,575
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	1,825	1,877,615
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	750	770,933
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	660	675,840
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	125	125,788
Series 2005 L, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	350	357,854
Series 2007 CC, Ref. RB (INS - AGM)(g)	5.25%	07/01/2033	1,260	1,373,375
Series 2007 N, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	785	807,639
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2034	1,225	1,336,365
Series 2007 N, Ref. RB (INS - AGC)(g)	5.25%	07/01/2036	1,100	1,193,841
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	2,065	2,118,690
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	455	386,563
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,525	1,210,865
Series 2018 A-1, RB(i)	0.00%	07/01/2031	330	243,223
Series 2018 A-1, RB(i)	0.00%	07/01/2033	2,165	1,467,502
Series 2018 A-1, RB(i)	0.00%	07/01/2051	4,200	868,224
Series 2018 A-1, RB	4.75%	07/01/2053	1,385	1,455,690
Series 2018 A-1, RB	5.00%	07/01/2058	3,195	3,411,301
Series 2019 A-2, RB	4.33%	07/01/2040	1,115	1,170,761
				32,852,496

Rhode Island–0.17%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,239,467

South Carolina–1.71%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	1,009,360
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,831,616
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	3,285	4,044,689
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,215	1,367,871
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(d)	5.00%	01/01/2033	4,500	4,509,225
				12,762,761

South Dakota–0.48%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,882,589
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,675,276
				3,557,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–0.84%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	$1,770	$2,135,346
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,708,138
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,661,091
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	665	811,852
				6,316,427

Texas–15.07%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,750	1,905,365
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,944,304
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,553,165
Series 2013 A, RB(h)	5.00%	11/01/2030	1,700	1,838,040
Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	1,000	1,131,390
Houston (City of), TX; Series 2011 D, RB(b)(c)(d)	5.00%	11/15/2021	4,335	4,586,473
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	505	537,330
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	2,705	2,767,675
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,360	1,432,855
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,396
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,567,935
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,158,338
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	3,150	3,337,173
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,070,918
Series 2018, Ref. RB	5.00%	10/01/2031	600	627,978
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	755,702
Series 2017 B, RB	5.00%	07/01/2052	595	401,054
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	810,542
Series 2016, Ref. RB	5.00%	07/01/2046	665	631,677
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	2,055	2,218,804
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	542,759
Series 2017, Ref. RB	5.00%	01/01/2047	630	675,032
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(g)	6.20%	01/01/2042	1,000	1,201,890
Series 2011 A, RB(b)(c)(d)(k)	5.50%	09/01/2021	4,365	4,596,694
Series 2015 B, Ref. RB(d)(k)	5.00%	01/01/2040	10,095	10,931,876
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,695	2,970,833
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB(b)(c)	5.00%	10/01/2020	1,250	1,254,913
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	3,530	4,109,908
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	3,005,488
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,452,547
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(e)	5.63%	11/15/2027	1,000	650,000
Series 2007, RB(e)	5.75%	11/16/2037	825	536,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	440	351,855
Series 2017 A, RB	6.38%	02/15/2048	1,985	1,582,660
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	85,270
Series 2020, Ref. RB	6.75%	11/15/2051	85	85,237
Series 2020, Ref. RB	6.88%	11/15/2055	85	85,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	$4,315	$5,079,575
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,084,892
Series 2019, RB(i)	0.00%	08/01/2042	2,290	917,053
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,780	4,134,224
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	3,555	1,907,542
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	1,210	619,544
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,275	5,895,287
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	280	333,049
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,360	6,344,257
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	1,500	1,614,315
Series 2012, RB	5.00%	12/15/2028	1,410	1,513,903
Series 2012, RB	5.00%	12/15/2029	1,325	1,419,737
Series 2012, RB	5.00%	12/15/2031	4,860	5,186,009
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,170	1,227,307
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	890	894,299
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,500	1,724,220
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,430	2,853,792
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	560	566,311
				112,715,908

Utah–3.36%
Salt Lake (City of), UT;
Series 2017 A, RB(d)(h)	5.00%	07/01/2047	2,770	3,232,950
Series 2018 A, RB(h)	5.00%	07/01/2048	1,245	1,474,952
Series 2018 A, RB(h)	5.25%	07/01/2048	1,650	1,984,042
University of Utah; Series 2013 A, RB(b)(c)(d)	5.00%	08/01/2023	14,235	16,214,661
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,070	2,228,024
				25,134,629

Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	675	668,648
Series 2010 A, RB	5.00%	10/01/2029	1,250	1,230,263
				1,898,911

Virginia–2.52%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,275	2,003,178
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	335	328,367
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(h)	5.00%	01/01/2040	380	394,174
Series 2019, RB(h)	5.00%	01/01/2044	2,025	2,096,867
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	905	970,060
Series 2012, RB(h)	5.50%	01/01/2042	3,650	3,830,383
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(h)	5.00%	07/01/2034	3,390	3,527,261
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,190	1,343,736
Series 2017, RB(h)	5.00%	12/31/2052	2,505	2,823,511
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,345	1,534,699
				18,852,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–6.36%
Chelan (County of), WA Public Utility District No. 1;
Series 2011 A, Ref. RB(h)	5.50%	07/01/2025	$1,080	$1,123,308
Series 2011 A, Ref. RB(h)	5.50%	07/01/2026	1,175	1,221,718
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,575	1,920,634
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.00%	01/01/2032	1,400	1,579,046
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,060	3,591,675
Washington (State of); Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,910	2,396,305
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds(b)(d)	5.00%	06/01/2032	2,000	2,068,560
Series 2011 C, GO Bonds(b)(d)	5.00%	06/01/2041	13,370	13,828,324
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,195	1,341,578
Series 2018, RB(d)(k)	5.00%	07/01/2048	4,275	4,770,131
Series 2018, RB	5.00%	07/01/2048	855	939,782
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(k)	5.00%	08/01/2044	3,705	4,467,934
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)(c)(d)	5.00%	02/01/2021	3,495	3,563,048
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(b)(c)	6.25%	05/15/2021	1,525	1,589,096
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	440	453,191
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	365	375,001
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,365,335
				47,594,666

West Virginia–0.26%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	850	876,520
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	1,060	1,071,887
				1,948,407

Wisconsin–2.56%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.75%	08/01/2031	640	551,098
Series 2017, RB(f)	6.75%	12/01/2042	2,190	1,889,028
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)	5.00%	03/01/2046	6,060	6,920,762
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	630	667,920
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(b)	5.50%	12/15/2020	2,000	2,030,120
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(h)	5.38%	11/01/2021	700	702,884
Series 2007 B, RB(h)	5.75%	11/01/2037	625	627,587
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	425	431,804
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	665	541,795
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,899,400
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,888,438
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	974,378
				19,125,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–0.36%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(d)(g)	5.00%	01/01/2047	$2,250	$2,660,805
TOTAL INVESTMENTS IN SECURITIES(r) –166.02% (Cost $1,163,377,616)				1,241,566,635
FLOATING RATE NOTE OBLIGATIONS–(31.17)%
Notes with interest and fee rates ranging from 0.61% to 1.16% at 08/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(s)				(233,105,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.54)%				(273,294,865)
OTHER ASSETS LESS LIABILITIES–1.69%				12,673,345
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$747,840,115

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2020 was $4,625,598, which represented less than 1% of the Trust’s Net Assets.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $41,973,185, which represented 5.61% of the Trust’s Net Assets.

(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security subject to the alternative minimum tax.
(i)	Zero coupon bond issued at a discount.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $43,871,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Security subject to crossover refunding.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2020. At August 31, 2020, the Trust’s investments with a value of $364,411,023 are held by TOB Trusts and serve as collateral for the $233,105,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Trust for Investment Grade Municipals

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2020

Revenue Bonds	78.5%
Pre-Refunded Bonds	14.5
General Obligation Bonds	6.5
Other	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Trust for Investment Grade Municipals

Statement of Assets and Liabilities

August 31, 2020

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,163,377,616)	$1,241,566,635
Receivable for:
Investments sold	2,171,572
Interest	13,412,707
Investments matured, at value (Cost $2,117,508)	1,018,886
Investment for trustee deferred compensation and retirement plans	22,743
Total assets	1,258,192,543

Liabilities:

Floating rate note obligations	233,105,000
Variable rate muni term preferred shares ($0.01 par value, 2,733 shares issued with liquidation preference of $100,000 per share)	273,294,865
Payable for:
Investments purchased	1,421,921
Dividends	71,256
Amount due custodian	1,798,521
Accrued fees to affiliates	94,500
Accrued interest expense	269,118
Accrued trustees’ and officers’ fees and benefits	4,534
Accrued other operating expenses	269,970
Trustee deferred compensation and retirement plans	22,743
Total liabilities	510,352,428
Net assets applicable to common shares	$747,840,115

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$703,541,259
Distributable earnings	44,298,856
$747,840,115

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	54,225,296
Net asset value per common share	$13.79
Market value per common share	$12.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Trust for Investment Grade Municipals

Statement of Operations

For the six months ended August 31, 2020

(Unaudited)

Investment income:
Interest	$25,027,008

Expenses:
Advisory fees	3,387,785

Administrative services fees	53,738

Custodian fees	4,235

Interest, facilities and maintenance fees	4,327,061

Transfer agent fees	30,718

Trustees’ and officers’ fees and benefits	11,294

Registration and filing fees	25,009

Reports to shareholders	28,802

Professional services fees	34,319

Other	92,726

Total expenses	7,995,687

Net investment income	17,031,321

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(9,292,511)

Futures contracts	(254,506)

(9,547,017)

Change in net unrealized appreciation (depreciation) of investment securities	(23,479,748)

Net realized and unrealized gain (loss)	(33,026,765)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(15,995,444)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Trust for Investment Grade Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2020 and the year ended February 29, 2020

(Unaudited)

	August 31,	February 29,
	2020	2020

Operations:
Net investment income	$17,031,321	$31,405,712

Net realized gain (loss)	(9,547,017)	1,108,250

Change in net unrealized appreciation (depreciation)	(23,479,748)	59,123,359

Net increase (decrease) in net assets resulting from operations applicable to common shares	(15,995,444)	91,637,321

Distributions to common shareholders from distributable earnings	(16,267,589)	(31,965,965)

Return of capital applicable to common shares	–	(1,485,623)

Total distributions	(16,267,589)	(33,451,588)

Net increase (decrease) in net assets applicable to common shares	(32,263,033)	58,185,733

Net assets applicable to common shares:
Beginning of period	780,103,148	721,917,415

End of period	$747,840,115	$780,103,148

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Trust for Investment Grade Municipals

Statement of Cash Flows

For the six months ended August 31, 2020

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(15,995,444)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(192,476,850)

Proceeds from sales of investments	200,300,194

Proceeds from sales of short-term investments, net	(4,816,594)

Amortization of premium on investment securities	3,820,931

Accretion of discount on investment securities	(973,700)

Increase in receivables and other assets	(222,804)

Decrease in accrued expenses and other payables	(67,587)

Net realized loss from investment securities	9,292,511

Net change in unrealized depreciation on investment securities	23,479,748

Net cash provided by operating activities	22,340,405

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(16,261,858)

Increase in payable for amount due custodian	1,556,453

Proceeds of TOB Trusts	30,885,000

Repayments of TOB Trusts	(38,520,000)

Net cash provided by (used in) financing activities	(22,340,405)

Net increase in cash and cash equivalents	–

Cash and cash equivalents at beginning of period	–

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$4,554,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Trust for Investment Grade Municipals

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended August 31, 2020		Year Ended February 29, 2020	Years Ended February 28,			Year Ended February 29, 2016
				2019	2018	2017
Net asset value per common share, beginning of period	$ 14.39		$13.31	$13.62	$13.89	$14.63	$14.73
Net investment income(a)	0.31		0.58	0.62	0.75	0.80	0.89
Net gains (losses) on securities (both realized and unrealized)	(0.61)		1.12	(0.27)	(0.26)	(0.73)	(0.11)
Total from investment operations	(0.30)		1.70	0.35	0.49	0.07	0.78
Less:
Dividends paid to common shareholders from net investment income	(0.30)		(0.60)	(0.64)	(0.76)	(0.81)	(0.88)
Return of capital	–		(0.02)	(0.02)	–	–	–
Total distributions	(0.30)		(0.62)	(0.66)	(0.76)	(0.81)	(0.88)
Net asset value per common share, end of period	$ 13.79		$14.39	$13.31	$13.62	$13.89	$14.63
Market value per common share, end of period	$ 12.69		$12.95	$12.20	$12.49	$13.11	$13.61
Total return at net asset value(b)	(1.78)%		13.44%	3.23%	3.89%	0.69%	6.16%
Total return at market value(c)	0.44%		11.38%	3.18%	0.94%	2.16%	8.64%
Net assets applicable to common shares, end of period (000’s omitted)	$747,840		$780,103	$721,917	$738,565	$752,934	$793,125
Portfolio turnover rate(d)	15%		9%	14%	16%	15%	10%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.19	%(e)	2.53%	2.56%	2.20%	1.99%	1.60%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.01	%(e)	0.99%	1.03%	1.04%	1.02%	1.00%
Without fee waivers and/or expense reimbursements	2.19	%(e)	2.53%	2.56%	2.20%	1.99%	1.60%
Ratio of net investment income to average net assets	4.65	%(e)	4.19%	4.67%	5.40%	5.51%	6.16%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$273,300		$273,300	$273,300	$273,300	$273,300	$273,300
Asset coverage per preferred share(f)	$373,633		$385,438	$364,148	$370,240	$375,497	$390,203
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $727,291.
(f)

Calculated by subtracting the Trust’s total liabilities (not including the preferred shares, at liquidation value) from the Trust’s total assets and dividing by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Trust for Investment Grade Municipals

Notes to Financial Statements

August 31, 2020

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Trust for Investment Grade Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment

31                         Invesco Trust for Investment Grade Municipals

fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations - The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Futures Contracts - The Trust may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Trust currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Trust recognizes a realized gain or loss equal to the difference

32                         Invesco Trust for Investment Grade Municipals

between the proceeds from, or cost of, the closing transaction and the Trust’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Trust were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Trust would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2020, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$-	$1,240,033,829	$1,532,806	$1,241,566,635
Other Investments - Assets
Investments Matured	-	1,018,880	6	1,018,886
Total Investments	$-	$1,241,052,709	$1,532,812	$1,242,585,521

NOTE 4 - Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

33                         Invesco Trust for Investment Grade Municipals

Effect of Derivative Investments for the six months ended August 31, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(254,506)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts
Average notional value	$15,236,646

NOTE 5–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2020, the Trust engaged in securities purchases of $30,731,034 and securities sales of $20,902,012, which did not result in any net realized gains (losses).

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 7–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2020 were $227,193,571 and 1.63%, respectively.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,762,820	$8,358,648	$21,121,468

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2020 was $186,379,614 and $199,440,479, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$85,568,274

Aggregate unrealized (depreciation) of investments	(11,348,319)

Net unrealized appreciation of investments	$74,219,955

Cost of investments for tax purposes is $ 1,168,365,566.

34                         Invesco Trust for Investment Grade Municipals

NOTE 10–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 29,
	2020	2020

Beginning shares	54,225,296	54,225,296

Shares issued through dividend reinvestment	–	–

Ending shares	54,225,296	54,225,296

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 11–Variable Rate Muni Term Preferred Shares

On May 8, 2012, the Trust issued 2,733 Series 2015/6-VGM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 8, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. On June 1, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2021, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2020, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2020 were $273,300,000 and 1.76%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 12–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2020:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2020	$0.0535	September 15, 2020	September 30, 2020
October 1, 2020	$0.0535	October 15, 2020	October 30, 2020

NOTE 13–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

35                         Invesco Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Invesco Trust for Investment Grade Municipals (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index. The Board noted that the Fund’s performance was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board noted that security selection in certain types of bonds and holdings in certain states detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

36                         Invesco Trust for Investment Grade Municipals

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash in registered money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

37                         Invesco Trust for Investment Grade Municipals

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Trust For Investment Grade Municipals (the “Fund”) was held on August 7, 2020. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2). Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Beth Ann Brown	44,961,085.35	3,003,120.13
	Anthony J. LaCava, Jr.	43,425,893.82	4,538,311.66
	Joel W. Motley	44,922,389.82	3,041,815.66
	Teresa M. Ressel	43,455,776.35	4,508,429.13
	Christopher L. Wilson	44,980,464.82	2,983,740.66
(2).	David C. Arch	2,733.00	0.00

38                         Invesco Trust for Investment Grade Municipals

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number: 811-06471	VK-CE-IGMUNI-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020